Fair Value of Assets and Liabilities - Change in unrealized gains and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 82,034	$ 61,990	$ 5,758
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(1,822)	(1,664)	995
Total included in net income	80,212	60,326	6,753
Changes in unrealized net capital gains and losses reported in OCI	452
Contractholder funds: Derivatives embedded in life and annuity contracts
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(1,822)	(1,664)	995
Net investment income
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date	(1,467)	(535)	3
Realized capital gains and losses
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date	83,501	62,525	5,755
Contract benefits
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date	1,699	987	(326)
Interest credited to contractholder funds
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date	(3,521)	(2,651)	1,321
Municipal
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(30)	0	0
Changes in unrealized net capital gains and losses reported in OCI	87
Corporate - public
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	1	1	1
Changes in unrealized net capital gains and losses reported in OCI	338
Corporate - privately placed
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	2	2	2
Changes in unrealized net capital gains and losses reported in OCI	27
Total fixed income securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(27)	3	3
Free-standing derivatives, net
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(38)	(200)	65
Equity securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(310)	82	2,594
Other assets
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 82,409	$ 62,105	$ 3,096